Nature of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business
Formation and Nature of Business
Endurance International Group Holdings, Inc. (“Holdings”) is a Delaware corporation, which, together with its wholly owned subsidiary, EIG Investors Corp. (“EIG Investors”), its primary operating subsidiary, The Endurance International Group, Inc. (“EIG”), and other subsidiaries of EIG, collectively form the “Company.” The Company is a leading provider of cloud-based platform solutions designed to help small- and medium-sized businesses succeed online.
EIG and EIG Investors were incorporated in April 1997 and May 2007, respectively, and Holdings was originally formed as a limited liability company in October 2011 in connection with the acquisition of a controlling interest in EIG Investors, EIG and EIG’s subsidiaries by investment funds and entities affiliated with Warburg Pincus and Goldman, Sachs & Co. ("Goldman") on December 22, 2011. On November 7, 2012, Holdings reorganized as a Delaware limited partnership and on June 25, 2013, Holdings converted into a Delaware C-corporation and changed its name to Endurance International Group Holdings, Inc.